Document and Entity Information	Nov. 07, 2024	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	Aveanna Healthcare Holdings Inc.
Entity Central Index Key	0001832332
Entity Emerging Growth Company	false
Entity File Number	001-40362
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-4717209
Entity Address, Address Line One	400 Interstate North Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code		770
Local Phone Number		441-1580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVAH
Security Exchange Name	NASDAQ